Summary of significant accounting policies - Loans receivable, net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Summary of significant accounting policies
Allowance for credit losses recovered	$ 0	$ 65,507	$ (65,507)